Due to Related Party Transactions (Details Narrative) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Related Party Transaction [Line Items]
Other Liabilities, Current	$ 16,441
Related Party [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current	$ 16,441	$ 15,283